Commitments and Contingencies - Additional Information (Detail) - 6 months ended Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Capital Addition [Member] | Leasehold Improvements [Member]
Long-term Purchase Commitment [Line Items]
Capital expenditure commitment	¥ 6,520	$ 973